Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities
Marketable securities and securities investments, primarily held in the Financial Services segment, include debt securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale
securities and
held-to-maturity
securities are as follows.

	Yen in millions
	March 31, 2020				March 31, 2021
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt securities:
Available-for-sale securities:
Japanese national government bonds	1,552,036	210,459	(566)	1,761,929	2,301,995	159,880	(18,609)	2,443,266
Japanese local government bonds	69,132	73	(33)	69,172	73,989	94	(20)	74,063
Japanese corporate bonds	202,164	19,112	(567)	220,709	259,932	13,356	(1,475)	271,813
Foreign government bonds	198,777	81,014	(14)	279,777	323,557	23,118	(20,819)	325,856
Foreign corporate bonds	361,422	507	(2,179)	359,750	382,231	1,102	(459)	382,874
Securitized products	205,223	0	—	205,223	198,593	—	—	198,593
Other	14,398	1,867	(12)	16,253	42,469	3,492	(140)	45,821

	2,603,152	313,032	(3,371)	2,912,813	3,582,766	201,042	(41,522)	3,742,286

Held-to-maturity securities:
Japanese national government bonds	6,204,505	2,098,885	(1,397)	8,301,993	6,244,125	1,650,057	(13,390)	7,880,792
Japanese local government bonds	2,504	331	—	2,835	1,716	294	—	2,010
Japanese corporate bonds	482,050	61,176	(4,754)	538,472	543,870	36,071	(14,919)	565,022
Foreign government bonds	723,937	302,297	—	1,026,234	850,740	51,494	(25,277)	876,957
Foreign corporate bonds	98	7	—	105	27,392	572	(109)	27,855
Securitized products	5,418	—	(421)	4,997	69,062	65	(4)	69,123

	7,418,512	2,462,696	(6,572)	9,874,636	7,736,905	1,738,553	(53,699)	9,421,759

Total	10,021,664	2,775,728	(9,943)	12,787,449	11,319,671	1,939,595	(95,221)	13,164,045

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale
securities and
held-to-maturity
securities by contractual maturity:

	Yen in millions
	March 31, 2021
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	568,574	568,625	6,680	6,757
Due after one year through five years	419,311	434,470	288,952	307,127
Due after five years through ten years	650,929	725,747	252,897	284,725
Due after ten years	1,943,952	2,013,444	7,188,376	8,823,150

Total	3,582,766	3,742,286	7,736,905	9,421,759

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time in Continuous Unrealized Loss Position
The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2020 and 2021.

	Yen in millions
	March 31, 2020
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	51,746	(539)	2,032	(27)	53,778	(566)
Japanese local government bonds	25,010	(10)	16,340	(23)	41,350	(33)
Japanese corporate bonds	62,118	(548)	10,694	(19)	72,812	(567)
Foreign government bonds	—	—	1,537	(14)	1,537	(14)
Foreign corporate bonds	86,220	(2,133)	18,896	(46)	105,116	(2,179)
Securitized products	—	—	—	—	—	—
Other	12,055	(12)	—	—	12,055	(12)

Total	237,149	(3,242)	49,499	(129)	286,648	(3,371)

	Yen in millions
	March 31, 2021
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	485,941	(18,418)	29,424	(191)	515,365	(18,609)
Japanese local government bonds	20,421	(8)	15,256	(12)	35,677	(20)
Japanese corporate bonds	73,238	(925)	42,310	(550)	115,548	(1,475)
Foreign government bonds	128,085	(20,800)	1,522	(19)	129,607	(20,819)
Foreign corporate bonds	29,651	(302)	12,026	(157)	41,677	(459)
Securitized products	—	—	—	—	—	—
Other	1,162	(140)	—	—	1,162	(140)

Total	738,498	(40,593)	100,538	(929)	839,036	(41,522)

Summary of Debt Securities Classified as Held to Maturity by Credit Quality Indicator
These debt securities held primarily in the Financial Services segment are substantially all composed of investment grade securities.

	Yen in millions
	March 31
	2020	2021
Debt securities:
Held-to-maturity securities:
AAA	5,516	69,161
AA	1,193,053	1,465,168
A	6,219,943	6,202,576
BBB	—	—
Other	—	—

Total	7,418,512	7,736,905